Fair Value Measurements	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value Measurements

11. FAIR VALUE MEASUREMENTS

Fair Value of Financial Instruments

U.S. GAAP establishes a three-tier hierarchy to prioritize the inputs used in the valuation methodologies in measuring the fair value of financial instruments. This hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three-tier fair value hierarchy is:

Level 1 - observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2 - include other inputs that are directly or indirectly observable in the market place.

Level 3 - unobservable inputs which are supported by little or no market activity.

The Sohu Group’s financial instruments consist primarily of cash equivalents, restricted cash, short-term investments, accounts receivable, financing receivables, prepaid and other current assets, long-term investments, restricted time deposits, accounts payable, accrued liabilities, receipts in advance and deferred revenue, short-term bank loans, other short-term liabilities, long-term bank loans and long-term accounts payable.

Financial Instruments Measured at Fair Value

The following table sets forth the financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2018 (in thousands):

		Fair value measurements at reporting date using
Items	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$595,703	$0	$595,703	$0
Short-term investments	1,041,395	0	1,041,395	0
Restricted time deposits	244,179	0	244,179	0
Equity investments with readily determinable fair values	6,790	6,790	0	0

The following table sets forth the financial instruments, measured at fair value by level within the fair value hierarchy, as of December 31, 2019 (in thousands):

		Fair value measurements at reporting date using
Items	As of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash equivalents	$219,977	$0	$219,977	$0
Short-term investments	1,316,833	0	1,316,833	0
Restricted time deposits	240	0	240	0
Equity investments with readily determinable fair values	9,320	9,320	0	0

Cash Equivalents

The Sohu Group’s cash equivalents mainly consist of time deposits with original maturities of three months or less, notice deposits, and highly liquid investments that are readily convertible to known amounts of cash. The fair values of cash equivalents are determined based on the pervasive interest rates in the market. The Group classifies the valuation techniques that use the pervasive interest rates input as Level 2 of fair value measurements. Generally, there are no quoted prices in active markets for identical cash equivalents at the reporting date. In order to determine the fair value, the Group must use the discounted cash flow method and observable inputs other than quoted prices in active markets for identical assets and liabilities, quoted prices for identical or similar assets or liabilities in inactive markets, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Short-term Investments

In accordance with ASC 825, for investments in financial instruments with a variable interest rate indexed to performance of underlying assets, the Sohu Group elected the fair value method at the date of initial recognition and carried these investments at fair value. Changes in the fair value are reflected in the consolidated statements of comprehensive income as other income /(expense). To estimate fair value, the Group refers to the quoted rate of return provided by banks at the end of each period using the discounted cash flow method. The Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

As of December 31, 2019 and December 31, 2018, the Sohu Group’s investment in these financial instruments was $1.3 billion and $1.0 billion, respectively. The investment instruments were issued by commercial banks in China, and have a variable interest rate indexed to performance of underlying assets. Since these investments’ maturity dates are within one year, they are classified as short-term investments. For the years ended December 31, 2019 and 2018, the Sohu Group recorded a gain from changes in the fair value of short-term investments in the amounts of $41.0 million and $40.1 million in the consolidated statements of comprehensive income, respectively.

Foreign Exchange Forward Contracts

In September 2016 and January 2017, Changyou entered into foreign exchange forward contracts with banks in aggregate notional amounts of $100 million and $50 million, respectively. Changyou entered into such foreign exchange forward contracts in compliance with its risk management policy for the purpose of eliminating the negative impact on earnings and equity resulting from fluctuations in the exchange rate between the U.S. dollar and the RMB. The instruments are marked-to-market at each period-end with the associated changes in fair value recognized in the line item “Other income /(expense), net” in the consolidated statements of comprehensive income and “Other short-term liabilities” or “Prepaid and other current assets” in the consolidated balance sheets. The net cash inflow and outflow related to the settlement of the forward contracts are recorded in the line item “Other investing activities” under “Cash flows from investing activities” in the consolidated statements of cash flows.

In January 2018, Changyou settled the remaining foreign exchange forward contracts with a realized loss of $0.2 million recognized in the consolidated statements of comprehensive income for the year ended December 31, 2018. For the years ended December 31, 2019 and 2018, the Sohu Group recorded cash outflows related to the forward contracts of nil and $0.9 million, respectively, in the consolidated statements of cash flows. As of both December 31, 2019 and 2018, the carrying values of the foreign exchange forward contracts recognized in other short-term liabilities were nil.

The Group estimated the fair values of foreign exchange forward contracts using the Black-Scholes model. The fair values of the forward contracts were estimated based on quoted forward exchange prices at the reporting date. The Group classifies the fair value measurement of the forward contracts based on such inputs as Level 2 of fair value measurements.

Restricted Time Deposits

Restricted time deposits are valued based on the prevailing interest rates in the market using the discounted cash flow method. The Sohu Group classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

Changyou Loans from Offshore Banks, Secured by Time Deposits

In 2018, Changyou drew down loans from the Hong Kong branches of PRC banks, which were secured by an equivalent or greater amount of RMB deposits by Changyou in the PRC branches of the banks. The loans from the Hong Kong branches of the lending banks were classified as short-term or long-term bank loans based on the loans’ payment terms. For the years ended December 31, 2019 and 2018, interest income from the restricted time deposits securing the loans were $0.5 million and $1.0 million, respectively, and expense for interest on the loans was $2.1 million and $1.4 million, respectively.

Equity Investments

ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities, amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments. The main provisions require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value through earnings, unless they qualify for a measurement alternative. The new guidance required modified retrospective application to all outstanding instruments beginning January 1, 2018, with a cumulative effect adjustment recorded to opening accumulated deficit as of the beginning of the first period in which the guidance becomes effective. However, changes to the accounting for equity securities without a readily determinable fair value will be applied prospectively.

The Group measures equity investments under the equity method and equity investments without readily determinable fair values at fair value on a non-recurring basis when an impairment charge is to be recognized. As of December 31, 2018 and 2019, certain investments were measured using significant unobservable inputs (Level 3) and written down from their respective carrying values to their fair values, considering the stage of development, the business plan, the financial condition, the sufficiency of funding and the operating performance of the investee companies, with impairment charges incurred and recorded in other income for the years then ended. The Group recognized an impairment loss of $5.8 million for an investment measured as available-for-sale equity securities in 2017. The Group recognized impairment losses of $2.6 million and $34.1 million, respectively, for investments without readily determinable fair values and equity method investments in 2018 and 2019.

Equity Investments Accounted for Using the Equity Method

For investments in common stock or in-substance common stock of entities over which the Group can exercise significant influence but does not own a majority equity interest or control, the equity method is applied, and the Group adjusts the carrying amount of an investment and recognizes investment income or loss for the Group’s share of the earnings or loss of the investee after the date of investment. The Group measures equity investments under the equity method at fair value on a non-recurring basis only if an impairment charge is to be recognized. The Group classifies these non-recurring fair value measurements as Level 3 of fair value measurement

Equity Investments with Readily Determinable Fair Values

Effective as of January 1, 2018, all equity investments in unconsolidated entities (other than those accounted for using the equity method of accounting) will generally be measured at fair value through earnings. There will no longer be an available-for-sale classification (changes in fair value previously reported in other comprehensive income) for equity securities with readily determinable fair values.

Equity investments with readily determinable fair values are valued using the market approach based on the quoted prices in active markets at the reporting date. The Group classifies the valuation techniques that use these inputs as Level 1 of fair value measurements.

Equity Investments without Readily Determinable Fair Values

Based on ASU 2016-01, an entity will be able to elect to record equity investments without readily determinable fair values and not accounted for by the equity method at cost, less impairment, adjusted for subsequent observable price changes. Entities that elect this measurement alternative will report changes in the carrying value of the equity investments in current earnings.

If this measurement alternative is elected, changes in the carrying value of the equity investment will be required to be made whenever there are observable price changes in transactions for identical or similar investments of the same issuer. The implementation guidance notes that an entity should make a “reasonable effort” to identify price changes that are known or that can reasonably be known. When observable price changes were identified, the Group used the back-solve method to re-measure the fair value of the investments and to determine the amount that should be recorded as upward or downward adjustments. The back-solve method requires considering the rights and preferences of each classes of equity and solving for the total equity value that is consistent with a recent transaction of the subject company’s securities. This method requires making assumptions on future outcomes available to the subject company, the probability of each scenario, expected time to liquidity events, volatility and risk-free rate. The Group classifies this non-recurring fair value measurement as Level 3 of fair value measurement.

Short-term Receivables and Payables

Accounts receivable and prepaid and other current assets are financial assets with carrying values that approximate fair value due to their short-term nature. Short-term accounts payable, accrued liabilities, receipts in advance and deferred revenue, short-term bank loans and other short-term liabilities are financial liabilities with carrying values that approximate fair value due to their short-term nature. For short-term receivables and payables, the Group estimated fair values using the discounted cash flow method. The Group classifies the valuation technique as Level 2 of fair value measurements.

Short-term Bank Loans

For short-term bank loans, the rates of interest under the agreements with the lending banks were determined based on the prevailing interest rates in the market. The Sohu Group estimated fair values using the discounted cash flow method and classifies the valuation techniques that use these inputs as Level 2 of fair value measurements.

•	Factoring contract with recourse with HongKong and Shanghai Banking Corporation Limited (“HSBC”)

In May 2017, Sohu entered into a factoring contract with recourse with HSBC, pursuant to which Sohu may borrow from HSBC from time to time up to a combined aggregate of RMB180.0 million (or $26.2 million), which is the upper limit reviewed by HSBC at least annually. The loan is secured by up to RMB198.0 million (or $28.8 million) of Sohu’s accounts receivable and guaranteed by Sohu Media. Interest accrues on the principal amounts of the loans outstanding at an annual rate agreed to by HSBC and Sohu upon drawdown. In June 2019, Sohu terminated the factoring contract with recourse with HSBC, and the accounts receivable of Sohu was released from the pledge. As of both December 31, 2019 and December 31, 2018, the total outstanding balance of the loan was nil.

•	Credit agreements with Ping An Bank Co., Ltd. (“Ping An Bank”)

In May 2017, Sohu entered into credit agreements with Ping An Bank pursuant to which Sohu was entitled to borrow from Ping An Bank from time to time until May 18, 2020 up to a combined aggregate of RMB2.50 billion (or $364.3 million). The loan was initially secured by pledges of Sohu’s two buildings and guaranteed by Sohu Game. The initial interest rate for the loans was an annual rate equal to 115% of the rate published by the PBOC. In July 2017, Sohu entered into an amendment of its loan arrangements with Ping An Bank pursuant to which interest on outstanding principal amounts accrued at a rate designated separately upon each drawdown based on the benchmark loan rate published by the PBOC with reference to then prevailing market interest rates. In July 2017, Sohu drew down from Ping An Bank pursuant to the loan arrangements a loan with a term of 12 months in the amount of RMB400.0 million (or approximately $58.3 million) and an interest rate of 6.525% per annum, which was 150% of the rate published by the PBOC as of the date of the drawdown. In September 2017, Sohu entered into another amendment of its loan arrangements with Ping An Bank pursuant to which the maximum amount that Sohu was entitled to borrow was reduced from RMB2.50 billion (or $364.3 million) to RMB600 million (or $87.4 million), and one of Sohu’s buildings, which serves as Sohu’s corporate headquarters, was released from the pledge. In April 2018, Sohu repaid all of the outstanding balance under the loan arrangements with Ping An Bank and the other building of Sohu was released from the pledge. As of both December 31, 2019 and December 31, 2018, the total outstanding balance of the loan was nil.

•	Credit agreements with Industrial and Commercial Bank of China Limited (“ICBC”)

In September 2017, Sohu entered into credit agreements with ICBC pursuant to which Sohu was entitled to borrow from ICBC from time to time until March 31, 2018 up to a combined aggregate of RMB800 million (or $116.6 million). The loan is secured by the pledge of Sohu’s building which serves as Sohu’s corporate headquarters in Beijing. Interest accrues on the principal amounts of the loans outstanding at an annual rate equal to the Loan Prime Rate (“LPR”) published by the National Interbank Funding Center, plus 1.2%. The outstanding principal amount of the loan will be payable in four equal installments, with the first installment payable 18 months after the drawdown and the other three installments payable semi-annually at the end of each of the three successive six-month periods after the first installment payment.

As of December 31, 2019 and December 31, 2018, the total outstanding balance of the loan was RMB400 million (or $57.3 million) and RMB800 million (or $116.6 million), respectively. As of December 31, 2019, RMB400 million (or $57.3 million) was classified as a short-term bank loan based on the loan’s repayment terms.

•	Credit agreements with the China Merchants Bank Co., Ltd. (“CMB”)

In April 2018, Sohu entered into credit agreements with CMB pursuant to which Sohu was entitled to borrow from CMB from time to time until March 22, 2021 up to an aggregate of RMB700 million (or approximately $102.0 million)(the “CMB Loan”).

In April, 2018, Sohu made an initial drawdown under the CMB Loan with a term of 12 months in the amount of RMB400 million (or $58.3 million) (the “First Drawdown”). The proceeds of the First Drawdown were used to repay in full the outstanding balance and all accrued and unpaid interest under credit agreements between Sohu and Ping An Bank. The CMB Loan was secured by a pledge of Sohu’s building, which was released from the pledge after Ping An Bank received such repayment. Interest accrued on the outstanding principal balance at a rate of 6% per year. In April 2019, the outstanding principal amount of the First Drawdown was repaid in full.

In June, 2018, Sohu made a drawdown under the CMB Loan with a term of 24 months in the amount of RMB300 million (or approximately $43.7 million) (the “Subsequent Drawdown”). Interest accrued on the outstanding principal balance at a rate of 6% per year. The outstanding principal amount of the Subsequent Drawdown was payable in four installments. The first installment of RMB45 million (or $6.7 million) was paid in December 2018; the second and third installments of RMB90 million (or $13.1 million) in the aggregate were paid early in June 2019; and the fourth installment of RMB165 million (or $23.3million) was paid early in July 2019.

In April 2019 and May 2019, Sohu made drawdowns under the CMB Loan with a term of 12 months in the aggregate amount of RMB399 million ($59.3 million). Interest accrues on the outstanding principal balances at a rate of 5.1% per year. The outstanding principal amount of each drawdown will be due and payable 12 months after such drawdown.

As of December 31, 2019 and December 31, 2018, the total outstanding balance of the CMB loan was RMB399 million (or $57.2 million) and RMB655 million (or $95.4 million), respectively. As of December 31, 2019, RMB399 million (or $57.2 million) was classified as short-term bank loans based on the loan’s repayment terms.

Long-term Payables

Long-term payables mainly consist of long-term accounts payable, long-term bank loans, long-term tax liabilities and deferred tax liabilities (see Note 16).

Long-term accounts payable are financial liabilities with carrying values that approximate fair value due to any changes in fair value, after considering the discount rate, being immaterial. For long-term accounts payable, the Group estimated fair values using the discounted cash flow method. The Sohu Group classifies the valuation technique as Level 2 of fair value measurements.

Assets Measured at Fair Value on a Nonrecurring Basis

The following table sets forth assets measured at fair value on a nonrecurring basis by level within the fair value hierarchy as of December 31, 2018 and 2019 (in thousands)

		Fair value measurements at reporting date using
Items	As of December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased video content recorded in prepaid and other assets	$5,504	$0	$0	$5,504
Intangible assets, net	24,071	0	0	24,071
Goodwill	53,263	0	0	53,263

		Fair value measurements at reporting date using
Items	As of December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Purchased video content recorded in prepaid and other assets	$3,115	$0	$0	$3,115
Intangible assets, net	11,437	0	0	11,437
Goodwill	52,923	0	0	52,923

Purchased Video Content Recorded in Prepaid and Other Assets

The impairment losses recognized in prepaid and other assets were mainly due to impairment losses for Sohu Video’s purchased video content. See Note 15 - Intangible Assets, Net.

Intangible Assets

Intangible assets mainly comprise purchased video content, operating rights for licensed games, domain names and trademarks, computer software, and developed technologies. The impairment losses recognized for intangible assets were mainly due to impairment losses for the domain name related to the 56.com Website and Sohu Video’s purchased video content. See Note 15 - Intangible Assets, Net.

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Group’s acquisitions of interests in its subsidiaries and consolidated VIEs. See Note 14 - Goodwill.